Jul-08-03 03:00pm From- T-342 P.006/008 F-557

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

03026905

1-12796

NYSE

July 8, 2003

RECD S.E.C.
JUL 0 8 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JAN 05 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Telefónica de Argentina S.A., 11 7/8% Notes due 2007, 9 1/8% Notes due 2010 and 8.85% Notes due 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on July 8, 2003. Tentative listing date – Not yet determined.

Sincerely,

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